Preference shares, convertible loan and warrants (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
StatementsLineItems [Line Items]
Balance	$ 56,854	$ (117,241)
Change in fair value		(70,063)
Change in fair value of convertible preference shares	2,068
Preference shares converted into ordinary shares on 19 December 2018	57,914
Translation difference	(1,008)	3,449
Balance		56,854
Series A Preference Shares [Member]
StatementsLineItems [Line Items]
Balance	7,113	14,366
Change in fair value		(7,668)
Change in fair value of convertible preference shares	1,659
Preference shares converted into ordinary shares on 19 December 2018	(8,618)
Translation difference	(154)	415
Balance		7,113
Series B Preference Shares [Member]
StatementsLineItems [Line Items]
Balance	9,173	20,401
Change in fair value		(11,792)
Change in fair value of convertible preference shares	2,140
Preference shares converted into ordinary shares on 19 December 2018	(11,113)
Translation difference	(200)	564
Balance		9,173
Series C Preference Shares [Member]
StatementsLineItems [Line Items]
Balance	15,608	40,315
Change in fair value		(25,756)
Change in fair value of convertible preference shares	3,574
Preference shares converted into ordinary shares on 19 December 2018	(18,842)
Translation difference	(340)	1,049
Balance		15,608
Series D Preference Shares [Member]
StatementsLineItems [Line Items]
Balance	24,960	48,386
Change in fair value		(24,847)
Change in fair value of convertible preference shares	(5,305)
Preference shares converted into ordinary shares on 19 December 2018	(19,341)
Translation difference	(314)	1,421
Balance		$ 24,960